Convertible Promissory Notes (Details) - Schedule of total number of common shares issued - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022
Schedule Of Total Number Of Common Shares Issued Abstract
Repayment amount	$ 400,000	$ 400,000
Redemption price	$ 0.96	$ 0.92
Total number of common shares issued	417,537	436,682